Commitments and contingencies - Legal Proceedings and Purchase Commitments (Details)			1 Months Ended
	Mar. 13, 2017 USD ($)	Jul. 23, 2015 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) rig contract	Dec. 31, 2016 USD ($)	Jan. 31, 2015 drilling_unit
Purchase Commitment [Line Items]
Assets pledged under mortgages and overdraft facilities				$ 12,933,000,000	$ 13,927,000,000
Marketable securities pledged as collateral				$ 0	0
Number of newbuilding contracts | contract				9
Number of new building contracts for jack up rigs | rig				8
Maturity schedule for contractual commitments [Abstract]
2018				$ 1,685,000,000
2019				0
2020				0
2021				0
2022				0
2023 and thereafter				0
Purchase commitments				1,685,000,000	4,098,000,000
Sevan Drilling ASA
Maturity schedule for contractual commitments [Abstract]
Purchase commitments				526,000,000	480,000,000
Cancellation of West Mira | Drilling units
Purchase Commitment [Line Items]
Newbuilding settlement claim	$ 170,000,000
Rosneft Transaction
Purchase Commitment [Line Items]
Loss contingency, estimated backlog of transaction		$ 4,100,000,000
Customer Claims | North Atlantic Drilling
Purchase Commitment [Line Items]
Settlement award			$ 34,700,000
Offshore Workers' Pension Case | North Atlantic Drilling
Purchase Commitment [Line Items]
Loss contingency recognized				$ 0	$ 0
Patent Infringement
Purchase Commitment [Line Items]
Number of drilling rigs | drilling_unit						1